General & Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
General And Administrative Expenses [Abstract]
Total Compensation to Employees and Directors	$ 11,655	$ 15,998	$ 17,626
Office and Administrative Expenses	2,147	2,213	2,407
Audit, Legal and Consultancy	3,377	1,180	1,573
Total General and Administrative Expenses	$ 17,180	$ 19,391	$ 21,607